EMPLOYEES BENEFITS PLANS (Details 9) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Actuarial assumption of discount rates [member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.74%
Average (%)	10.74%
Actuarial liabilities	R$ 102,879
Average (%)	8.74%
Actuarial liabilities	R$ 141,159
Actuarial assumption of discount rates [member] | F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.66%
Average (%)	10.66%
Actuarial liabilities	R$ 57,668
Average (%)	8.66%
Actuarial liabilities	R$ 64,023
Actuarial assumption of expected rates of inflation [member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	6.60%
Average (%)	7.60%
Actuarial liabilities	R$ 141,105
Average (%)	5.60%
Actuarial liabilities	R$ 102,687
Actuarial assumption of expected rates of salary increases [member] | F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	3.50%
Average (%)	4.50%
Actuarial liabilities	R$ 54,466
Average (%)	2.50%
Actuarial liabilities	R$ 53,345
Turnover [Member] | F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Average (%)	3.00%
Actuarial liabilities	R$ 44,883
Average (%)	3.00%
Actuarial liabilities	R$ 66,993